PRE-PETITION LIABILITIES 10K	12 Months Ended
Dec. 31, 2013
PRE-PETITION LIABILITIES [Abstract]
PRE-PETITION LIABILITIES
NOTE 12. PRE-PETITION LIABILITIES

On November 10, 2009, we filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code.  None of our subsidiaries were included in the bankruptcy filing.  In January 2012, we made our final $1.6 million distribution to the general unsecured creditors.